EARNINGS PER SHARE (Details) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Basic:
Net income available to stockholders	$ 85,611	$ 101,053	$ 200,832
Diluted:
Interest paid on 3.75% convertible bonds	9,151	11,203	22,449
Net income available to stockholders, diluted	$ 94,762	$ 112,256	$ 223,281
Basic earnings per share:
Weighted average number of common shares outstanding	93,489	93,432	93,450
Diluted earnings per share:
Effect of dilutive share options	0	18	23
Effect of dilutive convertible debt	27,935	25,535	25,535
Weighted average number of diluted common shares outstanding	121,424	118,985	119,008